NOTES PAYABLE AND CONVERTIBLE NOTE PAYABLES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Convertible Notes Payable, net of Discount - Related Party		$ 760
Convertible Notes Payable, net of Discount - Related Party	$ 6,000	$ 760
Willy A Saint-Hilaire [Member]
Original Note Date	Mar. 13, 2020
Convertible Notes Payable [Member] | Related Party [Member]
Total Convertible Third Party Notes Payable	$ 29,175
Less: Debt Discount	23,175
Convertible Notes Payable, net of Discount - Related Party	$ 6,000
Convertible Notes Payable [Member] | Willy A Saint-Hilaire [Member]
Original Note Date	Sep. 29, 2020
Due Date	Sep. 29, 2021
Note payable	$ 23,175
Third Party Non-Convertible Notes Payable [Member]
Total Third Party Non-Convertible Notes Payable	$ 4,000
Small Business Administration - EIDL [Member] | Convertible Notes Payable [Member]
Interest Rate	3.75%
Due Date	Apr. 30, 2020
Original Note Date	Apr. 30, 2020
Note payable	$ 4,000
Third Party Convertible Notes Payable [Member]
Total Convertible Third Party Notes Payable	0
Less: Debt Discount	0
Convertible Notes Payable, net of Discount - Third Party	$ 0
Willy A Saint-Hilaire Five [Member] | Convertible Notes Payable [Member]
Interest Rate	12.00%
Original Note Date	Mar. 24, 2020
Due Date	Mar. 24, 2021
Note payable	$ 0
Willy A Saint-Hilaire Four [Member] | Convertible Notes Payable [Member]
Interest Rate	12.00%
Original Note Date	Mar. 24, 2020
Due Date	Mar. 24, 2021
Note payable	$ 0
Willy A Saint-Hilaire Three [Member] | Convertible Notes Payable [Member]
Interest Rate	12.00%
Original Note Date	Mar. 24, 2020
Due Date	Mar. 24, 2021
Note payable	$ 0
Willy A Saint-Hilaire Two [Member] | Convertible Notes Payable [Member]
Interest Rate	12.00%
Original Note Date	Mar. 08, 2020
Due Date	Mar. 08, 2021
Note payable	$ 0
Willy A Saint-Hilaire One [Member] | Convertible Notes Payable [Member]
Interest Rate	12.00%
Original Note Date	Feb. 27, 2020
Due Date	Feb. 27, 2021
Note payable	$ 0
Montse Zaman Two [Member] | Convertible Notes Payable [Member]
Interest Rate	12.00%
Original Note Date	May 22, 2020
Due Date	May 22, 2021
Note payable	$ 0
Montse Zaman One [Member] | Convertible Notes Payable [Member]
Interest Rate	12.00%
Original Note Date	Apr. 28, 2020
Due Date	Apr. 28, 2021
Note payable	$ 2,000
Mike Zaman 1 [Member] | Convertible Notes Payable [Member]
Interest Rate	12.00%	0.12%
Original Note Date	Jan. 19, 2018	Dec. 30, 2015
Due Date	Jan. 19, 2019	Dec. 30, 2018
Note payable	$ 0
Conversion Rate	$ 0.50	$ 0.50
Mike Zaman 2 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Apr. 12, 2017
Due Date		Apr. 12, 2018
Conversion Rate		$ 0.50
Mike Zaman 3 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Nov. 15, 2017
Due Date		Nov. 15, 2018
Conversion Rate		$ 0.50
Mike Zaman 4 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Nov. 27, 2017
Due Date		Nov. 27, 2018
Conversion Rate		$ 0.50
Mike Zaman 5 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Nov. 30, 2017
Due Date		Nov. 30, 2018
Note payable		$ 760
Conversion Rate		$ 0.50
Mike Zaman 6 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Jan. 19, 2018
Due Date		Jan. 19, 2019
Conversion Rate		$ 0.50
Montse Zaman [Member]
Original Note Date	May 01, 2020
Montse Zaman [Member] | Convertible Notes Payable [Member]
Interest Rate	12.00%	0.12%
Original Note Date	Mar. 25, 2020	Jul. 06, 2018
Due Date	Mar. 25, 2021	Jul. 06, 2019
Note payable	$ 4,000
Conversion Rate		$ 0.50
OCHC, LLC 1 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Aug. 21, 2018
Due Date		Aug. 21, 2019
Conversion Rate		$ 0.50
OCHC, LLC 2 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Feb. 10, 2018
Due Date		Feb. 10, 2019
Conversion Rate		$ 0.50
OCHC, LLC 3 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Oct. 24, 2018
Due Date		Oct. 24, 2019
Conversion Rate		$ 0.50
OCHC, LLC 4 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Nov. 16, 2018
Due Date		Nov. 16, 2019
Conversion Rate		$ 0.50
OCHC, LLC 5 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Dec. 04, 2018
Due Date		Dec. 04, 2019
Conversion Rate		$ 0.50
Munti Consulting LLC 1 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Oct. 03, 2018
Due Date		Oct. 03, 2019
Conversion Rate		$ 0.50
Munti Consulting LLC 2 [Member] | Convertible Notes Payable [Member]
Interest Rate		0.12%
Original Note Date		Dec. 19, 2018
Due Date		Dec. 19, 2019
Conversion Rate		$ 0.50